Fees Summary	Jun. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 418,000
Previously Paid Amount	0.00
Total Fee Amount	64.00
Total Offset Amount	0.00
Net Fee	64.00
Narrative - Max Aggregate Offering Price	$ 418,000
Final Prospectus	true